INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of income tax expense	Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2025	2024	2025	2024
Current income taxes	(220)	(147)	(168)	(90)
Deferred income taxes	134	53	94	37
Income taxes	(86)	(94)	(74)	(53)
Effective tax rate	(10.6)%	(36.0)%	(10.9)%	(37.3)%